Investments	6 Months Ended
Mar. 31, 2026
Investments [Abstract]
INVESTMENTS

6. INVESTMENTS

The Group’s long-term investments primarily consist of equity method investments and equity investments without readily determinable fair values. Details of the Group’s investment portfolio and impairment recognized in prior periods were previously disclosed in the Group’s audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended September 30, 2025.

As of September 30, 2025 and March 31, 2026, investments consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Long-term investments:
Investments accounted for using the equity method	11,272,414	11,323,147
Investments without readily determinable FVs	6,375,140	6,579,388
Total long-term investments	17,647,554	17,902,535
Impairment loss of long-term equity investments	(6,643,439)	(6,579,388)
Total long-term investments, net	$11,004,115	$11,323,147

The accumulated impairment loss as of March 31, 2026 is related to impairment recognized in prior periods. No additional impairment loss was recognized during the six months ended March 31, 2026.

The movement of the carrying amount of long-term investment was as follows for the six months ended March 31, 2025 and 2026

	Six months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Beginning balance	$14,857,156	$11,004,115
Proportionate share of the equity investee’s net loss	(93,799)	(33,003)
Foreign currency translation adjustment	(489,190)	352,035
Ending balance	$14,274,167	$11,323,147

During the six months ended March 31, 2026, there were no significant additions, disposals or impairment indicators identified for the Group’s existing long-term investments. The change in the carrying amount of long-term investments was primarily attributable to foreign currency translation adjustment, partially offset by share of loss from equity method investments.

For the six months ended March 31, 2026, equity method investments held by the Group individually have not met the significance criteria as defined under Rule 10-01(b)(1) of Regulation S-X.